INTANGIBLE ASSETS (Details Narrative1) (USD $)	3 Months Ended		9 Months Ended		29 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 384,977		$ 860,657		$ 860,657